INCOME TAXES - Components of tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax expense:
Current taxes	$ 327	$ 325
Total current tax expense	327	325
Deferred tax expense:
Origination of temporary differences	138	284
Change in tax rate	52	0
Total deferred tax expense	190	284
Total income tax expense	$ 517	$ 609